Overview, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Overview, Basis of Presentation and Significant Accounting Policies [Abstract]
Schedule of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expenses are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life (Years)
Computer and office equipment	2 to 3
Furniture and fixtures	2
Software	3
Vehicles	5
Research and development of laboratory equipment	5
Machinery and equipment	3 to 5
Trade show assets	3 to 5
Leasehold improvements	Lower of estimated useful life or remaining lease term